Schedule of Investments (unaudited) March 31, 2019	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 100.5%

Aerospace & Defense — 1.7%
BAE Systems PLC	1,698,710	$10,677,688
Lockheed Martin Corp.(a)	34,930	10,484,589
Northrop Grumman Corp.(a)	33,600	9,058,560

		30,220,837

Banks — 13.9%
Bank of America Corp.(a)	1,926,746	53,158,922
Citigroup, Inc.(a)	973,409	60,565,508
JPMorgan Chase & Co.(a)	618,037	62,563,886
Wells Fargo & Co.(a)(b)	1,400,251	67,660,128

		243,948,444

Beverages — 2.6%
Constellation Brands, Inc., Class A(a)	62,460	10,951,112
Diageo PLC	361,369	14,787,956
PepsiCo, Inc.(a)	159,930	19,599,422

		45,338,490

Building Products — 1.3%
Johnson Controls International PLC(a)	427,630	15,796,652
Masco Corp.(a)	170,180	6,689,776

		22,486,428

Capital Markets — 3.8%
Charles Schwab Corp.(a)	170,420	7,287,159
Goldman Sachs Group, Inc.(a)	81,200	15,589,588
Morgan Stanley(a)	567,586	23,952,129
State Street Corp.(a)	294,282	19,366,699

		66,195,575

Chemicals — 1.6%
DowDuPont, Inc.(a)	526,385	28,061,584

Communications Equipment — 1.2%
Motorola Solutions, Inc.(a)	145,190	20,387,580

Construction Materials — 0.7%
CRH PLC	387,800	12,015,800

Containers & Packaging — 0.3%
International Paper Co.(a)	116,870	5,407,575

Diversified Financial Services — 0.8%
AXA Equitable Holdings, Inc.(a)	725,582	14,613,221

Diversified Telecommunication Services — 5.0%
BCE, Inc.(a)	122,500	5,437,775
Verizon Communications, Inc.(a)(b)	1,397,280	82,621,166

		88,058,941

Security	Shares	Value

Electric Utilities — 2.4%
FirstEnergy Corp.(a)	694,700	$28,906,467
NextEra Energy, Inc.(a)	68,856	13,311,242

		42,217,709

Energy Equipment & Services — 0.5%
Baker Hughes a GE Co.(a)	325,500	9,022,860

Food Products — 2.9%
Conagra Brands, Inc.(a)	346,180	9,603,033
Kellogg Co.(a)	175,190	10,052,402
Mondelez International, Inc., Class A(a)	152,370	7,606,310
Nestle SA, Registered Shares	255,730	24,383,961

		51,645,706

Health Care Equipment & Supplies — 4.5%
Koninklijke Philips NV	999,789	40,848,931
Medtronic PLC(a)	417,600	38,035,008

		78,883,939

Health Care Providers & Services — 5.9%
Anthem, Inc.(a)	129,390	37,132,342
CVS Health Corp.(a)	328,006	17,689,363
Humana, Inc.(a)	71,757	19,087,362
McKesson Corp.(a)	112,960	13,223,098
Quest Diagnostics, Inc.(a)	71,490	6,428,381
UnitedHealth Group, Inc.(a)	41,750	10,323,105

		103,883,651

Household Durables — 0.5%
Newell Brands, Inc.(a)	530,690	8,140,785

Household Products — 1.0%
Procter & Gamble Co.(a)	171,120	17,805,036

Industrial Conglomerates — 2.3%
3M Co.(a)	54,530	11,330,243
General Electric Co.(a)	1,002,353	10,013,507
Honeywell International, Inc.(a)	45,770	7,273,768
Siemens AG, Registered Shares	114,200	12,281,352

		40,898,870

Insurance — 8.5%
American International Group, Inc.(a)	803,712	34,607,839
Arthur J Gallagher & Co.(a)	225,438	17,606,708
Marsh & McLennan Cos., Inc.(a)	213,310	20,029,809
MetLife, Inc.(a)	864,023	36,781,459
Travelers Cos., Inc.(a)	165,150	22,651,974
Willis Towers Watson PLC(a)	106,420	18,692,673

		150,370,462

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 1.5%
Cognizant Technology Solutions Corp., Class A(a)	363,189	$26,313,043

Leisure Products — 0.3%
Mattel, Inc.(a)(c)	361,996	4,705,948

Machinery — 0.3%
Pentair PLC(a)	131,420	5,849,504

Media — 1.8%
Comcast Corp., Class A(a)	777,705	31,092,646

Multi-Utilities — 0.8%
Public Service Enterprise Group, Inc.(a)	234,445	13,928,377

Multiline Retail — 1.1%
Dollar General Corp.(a)	161,777	19,299,996

Oil, Gas & Consumable Fuels — 10.7%
Anadarko Petroleum Corp.(a)	333,170	15,152,571
BP PLC	6,510,779	47,277,855
Enterprise Products Partners LP(a)	1,066,360	31,031,076
Marathon Oil Corp.(a)	354,970	5,931,549
Marathon Petroleum Corp.(a)	408,179	24,429,513
ONEOK, Inc.(a)	209,087	14,602,636
Suncor Energy, Inc.(a)	444,490	14,414,811
TOTAL SA — ADR(a)	138,977	7,734,070
Williams Cos., Inc.(a)	991,229	28,468,097

		189,042,178

Personal Products — 0.7%
Unilever NV — NY Shares(a)	222,480	12,968,359

Pharmaceuticals — 7.9%
AstraZeneca PLC	427,106	34,092,192
Bayer AG, Registered Shares	173,437	11,167,939
Novartis AG — ADR(a)	229,790	22,092,011
Novo Nordisk A/S — ADR(a)	227,800	11,916,218
Pfizer, Inc.(a)	1,410,375	59,898,626

		139,166,986

Road & Rail — 0.5%
Union Pacific Corp.(a)	54,020	9,032,144

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 2.5%
Marvell Technology Group Ltd.(a)	521,030	$10,363,287
QUALCOMM, Inc.(a)	390,680	22,280,480
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR(a)	283,441	11,609,743

		44,253,510

Software — 6.2%
Constellation Software, Inc.	12,080	10,237,288
Microsoft Corp.(a)	389,090	45,889,275
Oracle Corp.(a)	985,090	52,909,184

		109,035,747

Specialty Retail — 0.8%
Lowe’s Cos., Inc.(a)	130,440	14,279,267

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.(a)	66,837	12,695,688
Samsung Electronics Co. Ltd., — GDR	29,149	28,652,760

		41,348,448

Tobacco — 1.6%
Altria Group, Inc.(a)	497,490	28,570,851

Total Long-Term Investments — 100.5% (Cost — $1,429,580,451)		1,768,490,497

Short-Term Securities — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
2.37%(d)(e)	11,212,608	11,212,608

Total Short-Term Securities — 0.7% (Cost — $11,212,608)		11,212,608

Total Investments Before Options Written — 101.2% (Cost — $1,440,793,059)		1,779,703,105

Options Written — (1.2)% (Premiums Received — $17,147,314)		(20,799,898)

Total Investments, Net of Options Written — 100.0% (Cost — $1,423,645,745)		1,758,903,207

Other Assets Less Liabilities — 0.0%		269,926

Net Assets Applicable to Common Shares — 100.0%		$1,759,173,133

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Non-income producing security.
(d)	Annualized 7-day yield as of period end.

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Equity Dividend Trust (BDJ)

(e)

During the period ended March 31, 2019, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	44,526,058	(33,313,450)	11,212,608	$11,212,608	$169,986	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

USD — U.S. Dollar

Portfolio Abbreviations

ADR — American Depositary Receipts

GDR — Global Depositary Receipt

OTC — Over-the-Counter

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Johnson Controls International PLC	165	04/04/19	USD	36.38	USD	610	$(11,008)
Pentair PLC	490	04/04/19	USD	43.58	USD	2,181	(52,414)
Public Service Enterprise Group, Inc.	315	04/04/19	USD	56.50	USD	1,871	(92,309)
Travelers Cos., Inc.	275	04/04/19	USD	131.96	USD	3,772	(147,556)
AXA Equitable Holdings, Inc.	564	04/05/19	USD	19.61	USD	1,136	(37,912)
American International Group, Inc.	382	04/05/19	USD	44.00	USD	1,645	(5,348)
Anadarko Petroleum Corp.	148	04/05/19	USD	49.51	USD	673	(351)
Anthem, Inc.	97	04/05/19	USD	292.50	USD	2,784	(12,028)
Apple, Inc.	173	04/05/19	USD	180.00	USD	3,286	(176,893)
Arthur J Gallagher & Co.	274	04/05/19	USD	79.99	USD	2,140	(4,131)
Bank of America Corp.	558	04/05/19	USD	29.50	USD	1,540	(1,116)
Bank of America Corp.	707	04/05/19	USD	29.98	USD	1,951	(168)
Citigroup, Inc.	355	04/05/19	USD	64.50	USD	2,209	(2,485)
Citigroup, Inc.	440	04/05/19	USD	65.50	USD	2,738	(1,320)
Cognizant Technology Solutions Corp., Class A	287	04/05/19	USD	74.93	USD	2,079	(924)
Comcast Corp., Class A	890	04/05/19	USD	38.50	USD	3,558	(132,165)
Dollar General Corp.	88	04/05/19	USD	121.00	USD	1,050	(4,620)
DowDuPont, Inc.	52	04/05/19	USD	55.50	USD	277	(884)

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
DowDuPont, Inc.	149	04/05/19	USD	56.50	USD	794	$(1,192)
Enterprise Products Partners LP	513	04/05/19	USD	28.00	USD	1,493	(57,713)
FirstEnergy Corp.	534	04/05/19	USD	41.00	USD	2,222	(40,630)
General Electric Co.	700	04/05/19	USD	10.50	USD	699	(1,750)
Goldman Sachs Group, Inc.	161	04/05/19	USD	200.00	USD	3,091	(2,576)
Humana, Inc.	98	04/05/19	USD	312.50	USD	2,607	(1,470)
JPMorgan Chase & Co.	385	04/05/19	USD	108.00	USD	3,897	(770)
JPMorgan Chase & Co.	369	04/05/19	USD	106.00	USD	3,735	(922)
Lowe’s Cos., Inc.	56	04/05/19	USD	108.00	USD	613	(10,836)
Lowe’s Cos., Inc.	52	04/05/19	USD	103.00	USD	569	(34,840)
Marathon Oil Corp.	438	04/05/19	USD	17.00	USD	732	(6,789)
Marathon Petroleum Corp.	141	04/05/19	USD	66.50	USD	844	(423)
Marvell Technology Group Ltd.	172	04/05/19	USD	19.50	USD	342	(9,202)
Medtronic PLC	290	04/05/19	USD	93.50	USD	2,641	(5,800)
Morgan Stanley	225	04/05/19	USD	44.00	USD	950	(1,237)
Morgan Stanley	240	04/05/19	USD	43.00	USD	1,013	(5,280)
Oracle Corp.	872	04/05/19	USD	53.00	USD	4,684	(85,456)
Pfizer, Inc.	273	04/05/19	USD	43.50	USD	1,159	(819)
Pfizer, Inc.	153	04/05/19	USD	44.00	USD	650	(612)
Pfizer, Inc.	204	04/05/19	USD	42.50	USD	866	(6,834)
Pfizer, Inc.	956	04/05/19	USD	42.04	USD	4,060	(61,614)
Procter & Gamble Co.	121	04/05/19	USD	100.00	USD	1,259	(50,215)
QUALCOMM, Inc.	113	04/05/19	USD	56.00	USD	644	(17,458)
Suncor Energy, Inc.	730	04/05/19	USD	35.00	USD	2,367	(2,190)
Verizon Communications, Inc.	804	04/05/19	USD	58.00	USD	4,754	(105,726)
Verizon Communications, Inc.	785	04/05/19	USD	57.00	USD	4,642	(175,840)
Wells Fargo & Co.	1,050	04/05/19	USD	50.50	USD	5,074	(4,200)
Williams Cos., Inc.	891	04/05/19	USD	27.50	USD	2,559	(114,048)
NextEra Energy, Inc.	132	04/09/19	USD	184.87	USD	2,552	(115,104)
AXA Equitable Holdings, Inc.	515	04/10/19	USD	20.01	USD	1,037	(22,455)
JPMorgan Chase & Co.	260	04/10/19	USD	105.25	USD	2,632	(5,200)
Kellogg Co.	266	04/11/19	USD	58.20	USD	1,526	(11,801)
3M Co.	33	04/12/19	USD	205.00	USD	686	(14,932)
American International Group, Inc.	509	04/12/19	USD	43.00	USD	2,192	(39,702)
Apple, Inc.	34	04/12/19	USD	177.50	USD	646	(43,775)
Bank of America Corp.	558	04/12/19	USD	29.50	USD	1,540	(1,953)
Bank of America Corp.	707	04/12/19	USD	29.98	USD	1,951	(1,798)
Citigroup, Inc.	441	04/12/19	USD	66.00	USD	2,744	(3,528)
Cognizant Technology Solutions Corp., Class A	287	04/12/19	USD	72.00	USD	2,079	(36,593)
Cognizant Technology Solutions Corp., Class A	161	04/12/19	USD	74.00	USD	1,166	(5,635)
Comcast Corp., Class A	333	04/12/19	USD	40.00	USD	1,331	(15,651)
DowDuPont, Inc.	384	04/12/19	USD	57.00	USD	2,047	(5,376)
Enterprise Products Partners LP	257	04/12/19	USD	28.00	USD	748	(30,198)
FirstEnergy Corp.	959	04/12/19	USD	40.75	USD	3,990	(103,680)
JPMorgan Chase & Co.	369	04/12/19	USD	107.00	USD	3,735	(3,321)
JPMorgan Chase & Co.	260	04/12/19	USD	106.00	USD	2,632	(4,030)
Lowe’s Cos., Inc.	72	04/12/19	USD	105.00	USD	788	(34,380)
Marathon Oil Corp.	359	04/12/19	USD	17.50	USD	600	(4,487)
Marvell Technology Group Ltd.	627	04/12/19	USD	20.00	USD	1,247	(27,588)
Marvell Technology Group Ltd.	172	04/12/19	USD	19.50	USD	342	(12,212)
MetLife, Inc.	810	04/12/19	USD	46.50	USD	3,448	(3,240)
Microsoft Corp.	346	04/12/19	USD	113.00	USD	4,081	(182,515)

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Morgan Stanley	929	04/12/19	USD	42.00	USD	3,920	$(84,075)
Morgan Stanley	192	04/12/19	USD	43.00	USD	810	(8,640)
Novartis AG — ADR	174	04/12/19	USD	91.25	USD	1,673	(88,243)
Oracle Corp.	462	04/12/19	USD	53.00	USD	2,481	(51,513)
Pfizer, Inc.	154	04/12/19	USD	44.50	USD	654	(770)
Pfizer, Inc.	204	04/12/19	USD	43.00	USD	866	(5,610)
Pfizer, Inc.	567	04/12/19	USD	43.18	USD	2,408	(13,462)
Procter & Gamble Co.	186	04/12/19	USD	99.00	USD	1,935	(93,930)
QUALCOMM, Inc.	255	04/12/19	USD	55.00	USD	1,454	(65,408)
State Street Corp.	271	04/12/19	USD	70.90	USD	1,783	(2,561)
Verizon Communications, Inc.	895	04/12/19	USD	57.00	USD	5,292	(195,110)
Wells Fargo & Co.	517	04/12/19	USD	51.00	USD	2,498	(6,979)
Williams Cos., Inc.	891	04/12/19	USD	27.00	USD	2,559	(161,717)
Bank of America Corp.	576	04/15/19	USD	29.25	USD	1,589	(3,563)
3M Co.	33	04/18/19	USD	210.00	USD	686	(7,441)
AXA Equitable Holdings, Inc.	414	04/18/19	USD	20.00	USD	834	(22,770)
Altria Group, Inc.	487	04/18/19	USD	57.50	USD	2,797	(46,265)
American International Group, Inc.	164	04/18/19	USD	42.00	USD	706	(25,502)
American International Group, Inc.	254	04/18/19	USD	44.00	USD	1,094	(11,557)
Anadarko Petroleum Corp.	619	04/18/19	USD	45.00	USD	2,815	(102,135)
Anthem, Inc.	118	04/18/19	USD	310.00	USD	3,386	(4,307)
Arthur J Gallagher & Co.	339	04/18/19	USD	80.00	USD	2,648	(18,645)
BCE, Inc.	361	04/18/19	USD	44.44	USD	1,602	(149,293)
Baker Hughes a GE Co.	232	04/18/19	USD	26.00	USD	643	(45,240)
Bank of America Corp.	1,415	04/18/19	USD	30.00	USD	3,904	(7,782)
Bank of America Corp.	1,095	04/18/19	USD	29.50	USD	3,021	(9,855)
CVS Health Corp.	204	04/18/19	USD	60.00	USD	1,100	(1,530)
Charles Schwab Corp.	200	04/18/19	USD	46.00	USD	855	(3,000)
Citigroup, Inc.	379	04/18/19	USD	65.00	USD	2,358	(17,813)
Cognizant Technology Solutions Corp., Class A	465	04/18/19	USD	75.00	USD	3,369	(10,462)
Comcast Corp., Class A	665	04/18/19	USD	40.00	USD	2,659	(39,568)
Conagra Brands, Inc.	389	04/18/19	USD	24.00	USD	1,079	(147,820)
Conagra Brands, Inc.	809	04/18/19	USD	26.00	USD	2,244	(163,823)
DowDuPont, Inc.	132	04/18/19	USD	55.00	USD	704	(8,382)
DowDuPont, Inc.	385	04/18/19	USD	57.50	USD	2,052	(5,775)
DowDuPont, Inc.	196	04/18/19	USD	58.00	USD	1,045	(2,156)
Enterprise Products Partners LP	769	04/18/19	USD	29.00	USD	2,238	(38,450)
FirstEnergy Corp.	532	04/18/19	USD	40.00	USD	2,214	(94,430)
FirstEnergy Corp.	498	04/18/19	USD	42.00	USD	2,072	(19,920)
Goldman Sachs Group, Inc.	160	04/18/19	USD	200.00	USD	3,072	(26,480)
Honeywell International, Inc.	68	04/18/19	USD	155.00	USD	1,081	(37,060)
International Paper Co.	179	04/18/19	USD	47.50	USD	828	(7,607)
JPMorgan Chase & Co.	493	04/18/19	USD	105.00	USD	4,991	(19,720)
Kellogg Co.	356	04/18/19	USD	55.00	USD	2,043	(96,120)
Lockheed Martin Corp.	89	04/18/19	USD	310.00	USD	2,671	(10,012)
Lowe’s Cos., Inc.	77	04/18/19	USD	110.00	USD	843	(12,743)
Marathon Oil Corp.	303	04/18/19	USD	18.00	USD	506	(2,878)
Marathon Petroleum Corp.	278	04/18/19	USD	65.00	USD	1,664	(3,475)
Marathon Petroleum Corp.	560	04/18/19	USD	62.00	USD	3,352	(35,560)
Marsh & McLennan Cos., Inc.	111	04/18/19	USD	95.00	USD	1,042	(6,660)
Marsh & McLennan Cos., Inc.	597	04/18/19	USD	92.75	USD	5,606	(95,992)
Marvell Technology Group Ltd.	173	04/18/19	USD	20.00	USD	344	(9,601)

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Masco Corp.	333	04/18/19	USD	33.00	USD	1,309	$(203,130)
Masco Corp.	164	04/18/19	USD	38.00	USD	645	(26,650)
Mattel, Inc.	768	04/18/19	USD	13.00	USD	998	(36,480)
McKesson Corp.	164	04/18/19	USD	130.00	USD	1,920	(2,460)
Medtronic PLC	475	04/18/19	USD	92.50	USD	4,326	(36,100)
MetLife, Inc.	928	04/18/19	USD	45.00	USD	3,950	(8,816)
Microsoft Corp.	341	04/18/19	USD	110.00	USD	4,022	(283,030)
Mondelez International, Inc.	219	04/18/19	USD	48.00	USD	1,093	(47,085)
Morgan Stanley	148	04/18/19	USD	44.00	USD	625	(6,734)
Motorola Solutions, Inc.	242	04/18/19	USD	140.00	USD	3,398	(65,461)
Motorola Solutions, Inc.	321	04/18/19	USD	122.75	USD	4,507	(578,281)
Newell Brands, Inc.	619	04/18/19	USD	16.00	USD	950	(13,927)
NextEra Energy, Inc.	132	04/18/19	USD	190.00	USD	2,552	(60,060)
Northrop Grumman Corp.	95	04/18/19	USD	285.00	USD	2,561	(4,512)
Novartis AG — ADR	329	04/18/19	USD	91.50	USD	3,163	(168,992)
Novartis AG — ADR	327	04/18/19	USD	90.00	USD	3,144	(210,915)
ONEOK, Inc.	485	04/18/19	USD	67.50	USD	3,387	(138,225)
Oracle Corp.	590	04/18/19	USD	52.50	USD	3,169	(94,400)
Oracle Corp.	436	04/18/19	USD	54.00	USD	2,342	(27,468)
Pentair PLC	272	04/18/19	USD	42.75	USD	1,211	(50,868)
PepsiCo, Inc.	225	04/18/19	USD	115.00	USD	2,757	(180,000)
Pfizer, Inc.	665	04/18/19	USD	43.00	USD	2,824	(25,603)
Pfizer, Inc.	432	04/18/19	USD	42.00	USD	1,835	(40,392)
Pfizer, Inc.	307	04/18/19	USD	42.50	USD	1,304	(19,187)
Procter & Gamble Co.	226	04/18/19	USD	100.00	USD	2,352	(97,745)
Public Service Enterprise Group, Inc.	458	04/18/19	USD	55.50	USD	2,721	(184,617)
QUALCOMM, Inc.	256	04/18/19	USD	52.50	USD	1,460	(124,160)
QUALCOMM, Inc.	373	04/18/19	USD	55.00	USD	2,127	(104,440)
Quest Diagnostics, Inc.	207	04/18/19	USD	90.00	USD	1,861	(28,463)
State Street Corp.	605	04/18/19	USD	72.50	USD	3,982	(6,655)
Suncor Energy, Inc.	731	04/18/19	USD	35.00	USD	2,371	(3,289)
TOTAL SA — ADR	265	04/18/19	USD	57.50	USD	1,475	(5,300)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	1,105	04/18/19	USD	40.00	USD	4,526	(174,038)
Travelers Cos., Inc.	132	04/18/19	USD	130.00	USD	1,811	(102,300)
Travelers Cos., Inc.	275	04/18/19	USD	135.00	USD	3,772	(99,000)
Umicore SA	638	04/18/19	USD	54.25	USD	3,719	(121,746)
UnitedHealth Group, Inc.	93	04/18/19	USD	250.00	USD	2,300	(46,965)
Verizon Communications, Inc.	1,810	04/18/19	USD	57.50	USD	10,703	(324,895)
Wells Fargo & Co.	807	04/18/19	USD	50.00	USD	3,899	(37,122)
Wells Fargo & Co.	363	04/18/19	USD	50.50	USD	1,754	(11,434)
Williams Cos., Inc.	398	04/18/19	USD	28.00	USD	1,143	(40,994)
Willis Towers Watson PLC	92	04/18/19	USD	175.00	USD	1,616	(32,660)
Johnson Controls International PLC	328	04/23/19	USD	35.55	USD	1,212	(58,128)
Johnson Controls International PLC	330	04/23/19	USD	36.70	USD	1,219	(28,350)
BCE, Inc.	435	04/24/19	USD	44.37	USD	1,931	(27,782)
Baker Hughes a GE Co.	370	04/24/19	USD	27.45	USD	1,026	(39,110)
Public Service Enterprise Group, Inc.	750	04/24/19	USD	59.85	USD	4,456	(55,184)
ConAgra Foods, Inc.	809	04/25/19	USD	24.14	USD	2,244	(300,317)
Williams Cos., Inc.	445	04/25/19	USD	27.90	USD	1,278	(54,653)
3M Co.	62	04/26/19	USD	212.50	USD	1,288	(18,414)
AXA Equitable Holdings, Inc.	675	04/26/19	USD	20.76	USD	1,359	(29,105)
Altria Group, Inc.	637	04/26/19	USD	57.50	USD	3,658	(87,906)

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
American International Group, Inc.	422	04/26/19	USD	45.00	USD	1,817	$(12,660)
Anadarko Petroleum Corp.	375	04/26/19	USD	45.00	USD	1,706	(74,250)
Anadarko Petroleum Corp.	133	04/26/19	USD	48.00	USD	605	(9,376)
Apple, Inc.	74	04/26/19	USD	185.00	USD	1,406	(53,095)
Bank of America Corp.	774	04/26/19	USD	29.50	USD	2,135	(9,675)
Bank of America Corp.	210	04/26/19	USD	28.00	USD	579	(11,340)
Bank of America Corp.	817	04/26/19	USD	29.60	USD	2,254	(9,423)
CVS Health Corp.	335	04/26/19	USD	58.00	USD	1,807	(10,050)
Charles Schwab Corp.	196	04/26/19	USD	46.50	USD	838	(3,430)
Citigroup, Inc.	891	04/26/19	USD	65.50	USD	5,544	(44,105)
Cognizant Technology Solutions Corp., Class A	319	04/26/19	USD	73.00	USD	2,311	(35,888)
Comcast Corp., Class A	420	04/26/19	USD	39.00	USD	1,679	(64,680)
Constellation Software, Inc.	141	04/26/19	USD	170.00	USD	2,472	(136,065)
Dollar General Corp.	437	04/26/19	USD	117.00	USD	5,213	(166,060)
DowDuPont, Inc.	188	04/26/19	USD	57.50	USD	1,002	(4,512)
Enterprise Products Partners LP	770	04/26/19	USD	29.00	USD	2,241	(42,350)
General Electric Co.	719	04/26/19	USD	11.00	USD	718	(5,033)
International Paper Co.	288	04/26/19	USD	47.50	USD	1,333	(21,456)
JPMorgan Chase & Co.	917	04/26/19	USD	107.00	USD	9,283	(22,008)
Lowe’s Cos., Inc.	144	04/26/19	USD	103.00	USD	1,576	(100,080)
Marathon Oil Corp.	149	04/26/19	USD	18.50	USD	249	(1,266)
Marathon Petroleum Corp.	342	04/26/19	USD	61.50	USD	2,047	(41,382)
Marathon Petroleum Corp.	354	04/26/19	USD	64.00	USD	2,119	(30,798)
Marvell Technology Group Ltd.	570	04/26/19	USD	20.50	USD	1,134	(26,790)
Mattel, Inc.	287	04/26/19	USD	16.50	USD	373	(14,350)
Medtronic PLC	688	04/26/19	USD	94.50	USD	6,266	(28,208)
MetLife, Inc.	1,183	04/26/19	USD	45.50	USD	5,036	(14,787)
Microsoft Corp.	341	04/26/19	USD	111.00	USD	4,022	(277,063)
Morgan Stanley	982	04/26/19	USD	43.00	USD	4,144	(89,362)
Northrop Grumman Corp.	99	04/26/19	USD	277.50	USD	2,669	(38,610)
Oracle Corp.	1,992	04/26/19	USD	53.00	USD	10,699	(268,920)
PepsiCo, Inc.	289	04/26/19	USD	118.00	USD	3,542	(158,228)
Pfizer, Inc.	1,226	04/26/19	USD	42.50	USD	5,207	(91,337)
Pfizer, Inc.	614	04/26/19	USD	43.00	USD	2,608	(30,086)
Procter & Gamble Co.	205	04/26/19	USD	102.00	USD	2,133	(62,218)
QUALCOMM, Inc.	256	04/26/19	USD	60.00	USD	1,460	(15,104)
Suncor Energy, Inc.	516	04/26/19	USD	35.00	USD	1,673	(5,934)
Union Pacific Corp.	104	04/26/19	USD	165.00	USD	1,739	(56,160)
UnitedHealth Group, Inc.	93	04/26/19	USD	250.00	USD	2,300	(51,615)
Verizon Communications, Inc.	158	04/26/19	USD	58.00	USD	934	(26,544)
Verizon Communications, Inc.	568	04/26/19	USD	59.00	USD	3,359	(60,776)
Wells Fargo & Co.	807	04/26/19	USD	52.00	USD	3,899	(12,105)
FirstEnergy Corp.	426	04/29/19	USD	40.75	USD	1,773	(58,333)
Novartis AG — ADR	174	04/29/19	USD	89.25	USD	1,673	(128,375)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	538	04/29/19	USD	40.79	USD	2,204	(74,146)
Johnson Controls International PLC	419	04/30/19	USD	35.86	USD	1,548	(59,208)
Motorola Solutions, Inc.	279	04/30/19	USD	142.40	USD	3,918	(59,648)
Novo Nordisk A/S — ADR	172	04/30/19	USD	52.45	USD	900	(22,464)
Baker Hughes a GE Co.	232	05/01/19	USD	27.87	USD	643	(20,107)
3M Co.	63	05/03/19	USD	210.00	USD	1,309	(28,665)
AXA Equitable Holdings, Inc.	478	05/03/19	USD	20.98	USD	963	(16,480)
American International Group, Inc.	287	05/03/19	USD	44.00	USD	1,236	(27,409)

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Anadarko Petroleum Corp.	134	05/03/19	USD	47.00	USD	609	$(21,909)
Anthem, Inc.	251	05/03/19	USD	315.00	USD	7,203	(28,614)
Apple, Inc.	53	05/03/19	USD	195.00	USD	1,007	(23,188)
Bank of America Corp.	233	05/03/19	USD	28.50	USD	643	(10,135)
Charles Schwab Corp.	251	05/03/19	USD	44.00	USD	1,073	(23,218)
Citigroup, Inc.	300	05/03/19	USD	64.00	USD	1,867	(32,850)
Cognizant Technology Solutions Corp., Class A	420	05/03/19	USD	73.00	USD	3,043	(81,900)
Comcast Corp., Class A	702	05/03/19	USD	39.51	USD	2,807	(92,264)
Constellation Software, Inc.	110	05/03/19	USD	177.50	USD	1,929	(62,700)
Dollar General Corp.	162	05/03/19	USD	122.00	USD	1,933	(25,110)
DowDuPont, Inc.	381	05/03/19	USD	56.00	USD	2,031	(29,337)
Enterprise Products Partners LP	538	05/03/19	USD	29.20	USD	1,566	(19,823)
General Electric Co.	1,155	05/03/19	USD	11.00	USD	1,154	(15,015)
Honeywell International, Inc.	115	05/03/19	USD	160.00	USD	1,828	(31,223)
JPMorgan Chase & Co.	237	05/03/19	USD	104.00	USD	2,399	(23,937)
JPMorgan Chase & Co.	176	05/03/19	USD	103.00	USD	1,782	(23,760)
Lockheed Martin Corp.	55	05/03/19	USD	297.50	USD	1,651	(50,325)
Lowe’s Cos., Inc.	205	05/03/19	USD	107.00	USD	2,244	(82,000)
Marathon Oil Corp.	517	05/03/19	USD	18.50	USD	864	(8,789)
Marvell Technology Group Ltd.	739	05/03/19	USD	20.50	USD	1,470	(37,320)
McKesson Corp.	90	05/03/19	USD	124.00	USD	1,054	(9,450)
Medtronic PLC	405	05/03/19	USD	91.50	USD	3,689	(70,875)
MetLife, Inc.	751	05/03/19	USD	43.50	USD	3,197	(55,574)
Microsoft Corp.	259	05/03/19	USD	117.21	USD	3,055	(99,063)
Mondelez International, Inc.	271	05/03/19	USD	50.00	USD	1,353	(31,572)
Morgan Stanley	192	05/03/19	USD	44.00	USD	810	(11,424)
Oracle Corp.	436	05/03/19	USD	54.00	USD	2,342	(41,856)
PepsiCo, Inc.	289	05/03/19	USD	124.00	USD	3,542	(47,830)
Pfizer, Inc.	1,689	05/03/19	USD	43.00	USD	7,173	(127,520)
Procter & Gamble Co.	103	05/03/19	USD	104.00	USD	1,072	(19,415)
QUALCOMM, Inc.	114	05/03/19	USD	59.00	USD	650	(16,188)
TOTAL SA — ADR	277	05/03/19	USD	58.50	USD	1,542	(6,806)
Union Pacific Corp.	104	05/03/19	USD	165.00	USD	1,739	(59,020)
Verizon Communications, Inc.	307	05/03/19	USD	60.00	USD	1,815	(22,258)
Verizon Communications, Inc.	774	05/03/19	USD	61.00	USD	4,577	(32,508)
Williams Cos., Inc.	199	05/03/19	USD	29.00	USD	572	(11,940)
Willis Towers Watson PLC	305	05/03/19	USD	176.61	USD	5,357	(131,255)
AXA Equitable Holdings, Inc.	518	05/06/19	USD	20.35	USD	1,043	(31,652)
Travelers Cos., Inc.	275	05/06/19	USD	131.80	USD	3,772	(184,188)
FirstEnergy Corp.	548	05/08/19	USD	41.93	USD	2,280	(25,625)
Johnson Controls International PLC	655	05/08/19	USD	36.24	USD	2,420	(85,976)
Altria Group, Inc.	562	05/10/19	USD	57.00	USD	3,228	(114,929)
Anadarko Petroleum Corp.	148	05/10/19	USD	47.50	USD	673	(23,088)
Bank of America Corp.	284	05/10/19	USD	28.50	USD	784	(14,342)
Citigroup, Inc.	113	05/10/19	USD	65.00	USD	703	(9,322)
Comcast Corp., Class A	402	05/10/19	USD	41.00	USD	1,607	(27,939)
Dollar General Corp.	89	05/10/19	USD	122.00	USD	1,062	(16,687)
DowDuPont, Inc.	191	05/10/19	USD	55.50	USD	1,018	(19,386)
General Electric Co.	467	05/10/19	USD	11.00	USD	467	(7,472)
Humana, Inc.	110	05/10/19	USD	275.00	USD	2,926	(61,600)
Marvell Technology Group Ltd.	371	05/10/19	USD	21.00	USD	738	(15,582)
Mattel, Inc.	211	05/10/19	USD	14.00	USD	274	(10,022)

8

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
McKesson Corp.	48	05/10/19	USD	120.00	USD	562	$(13,440)
MetLife, Inc.	751	05/10/19	USD	44.00	USD	3,197	(49,566)
Microsoft Corp.	711	05/10/19	USD	118.25	USD	8,386	(257,145)
Verizon Communications, Inc.	767	05/10/19	USD	61.38	USD	4,535	(32,436)
Wells Fargo & Co.	123	05/10/19	USD	50.00	USD	594	(9,102)
Williams Cos., Inc.	199	05/10/19	USD	29.00	USD	572	(13,532)
AXA Equitable Holdings, Inc.	478	05/13/19	USD	20.98	USD	963	(20,435)
3M Co.	125	05/17/19	USD	220.00	USD	2,597	(20,937)
AXA Equitable Holdings, Inc.	565	05/17/19	USD	20.00	USD	1,138	(49,438)
Altria Group, Inc.	1,199	05/17/19	USD	57.50	USD	6,886	(218,818)
American International Group, Inc.	794	05/17/19	USD	45.00	USD	3,419	(69,475)
Anadarko Petroleum Corp.	375	05/17/19	USD	47.50	USD	1,706	(64,313)
Anthem, Inc.	284	05/17/19	USD	290.00	USD	8,150	(266,250)
Apple, Inc.	53	05/17/19	USD	195.00	USD	1,007	(25,573)
Arthur J Gallagher & Co.	694	05/17/19	USD	80.00	USD	5,420	(95,425)
Baker Hughes a GE Co.	592	05/17/19	USD	30.00	USD	1,641	(22,200)
Bank of America Corp.	1,634	05/17/19	USD	30.00	USD	4,508	(31,863)
Charles Schwab Corp.	341	05/17/19	USD	44.00	USD	1,458	(36,658)
Citigroup, Inc.	262	05/17/19	USD	65.00	USD	1,630	(26,200)
Cognizant Technology Solutions Corp., Class A	420	05/17/19	USD	72.50	USD	3,043	(100,800)
Comcast Corp., Class A	1,098	05/17/19	USD	40.00	USD	4,390	(131,211)
Constellation Software, Inc.	111	05/17/19	USD	175.00	USD	1,946	(83,250)
Dollar General Corp.	162	05/17/19	USD	122.00	USD	1,933	(35,823)
DowDuPont, Inc.	421	05/17/19	USD	57.50	USD	2,244	(26,313)
Enterprise Products Partners LP	885	05/17/19	USD	29.00	USD	2,575	(57,525)
FirstEnergy Corp.	532	05/17/19	USD	42.00	USD	2,214	(39,900)
Goldman Sachs Group, Inc.	127	05/17/19	USD	205.00	USD	2,438	(27,559)
Goldman Sachs Group, Inc.	22	05/17/19	USD	200.00	USD	422	(7,865)
Honeywell International, Inc.	116	05/17/19	USD	160.00	USD	1,843	(39,440)
Humana, Inc.	208	05/17/19	USD	295.00	USD	5,533	(33,280)
International Paper Co.	210	05/17/19	USD	47.50	USD	972	(22,890)
JPMorgan Chase & Co.	118	05/17/19	USD	105.00	USD	1,195	(12,508)
Johnson Controls International PLC	419	05/17/19	USD	36.40	USD	1,548	(63,067)
Lockheed Martin Corp.	58	05/17/19	USD	310.00	USD	1,741	(25,520)
Lowe’s Cos., Inc.	150	05/17/19	USD	110.00	USD	1,642	(41,325)
Marathon Oil Corp.	292	05/17/19	USD	18.00	USD	488	(10,658)
Marathon Petroleum Corp.	342	05/17/19	USD	62.50	USD	2,047	(48,393)
Marathon Petroleum Corp.	350	05/17/19	USD	65.00	USD	2,095	(23,800)
Marsh & McLennan Cos., Inc.	529	05/17/19	USD	95.00	USD	4,967	(87,285)
Marvell Technology Group Ltd.	197	05/17/19	USD	21.00	USD	392	(11,032)
Masco Corp.	490	05/17/19	USD	39.50	USD	1,926	(62,307)
McKesson Corp.	93	05/17/19	USD	125.00	USD	1,089	(12,787)
Medtronic PLC	564	05/17/19	USD	92.50	USD	5,137	(91,932)
MetLife, Inc.	588	05/17/19	USD	43.50	USD	2,503	(51,246)
Microsoft Corp.	258	05/17/19	USD	117.21	USD	3,043	(102,320)
Mondelez International, Inc.	393	05/17/19	USD	48.00	USD	1,962	(104,145)
Morgan Stanley	191	05/17/19	USD	44.00	USD	806	(14,229)
Morgan Stanley	192	05/17/19	USD	45.00	USD	810	(9,120)
Newell Brands, Inc.	619	05/17/19	USD	17.00	USD	950	(23,213)
NextEra Energy, Inc.	183	05/17/19	USD	191.25	USD	3,538	(109,292)
Novartis AG — ADR	328	05/17/19	USD	97.50	USD	3,153	(59,040)
Novo Nordisk A/S — ADR	483	05/17/19	USD	49.75	USD	2,527	(160,414)

9

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ONEOK, Inc.	246	05/17/19	USD	70.00	USD	1,718	$(42,435)
Oracle Corp.	925	05/17/19	USD	55.00	USD	4,968	(65,213)
PepsiCo, Inc.	236	05/17/19	USD	116.25	USD	2,892	(177,539)
Pfizer, Inc.	736	05/17/19	USD	43.00	USD	3,126	(58,144)
Procter & Gamble Co.	271	05/17/19	USD	105.00	USD	2,820	(47,425)
Quest Diagnostics, Inc.	207	05/17/19	USD	90.00	USD	1,861	(54,855)
State Street Corp.	557	05/17/19	USD	75.00	USD	3,666	(12,532)
TOTAL SA — ADR	264	05/17/19	USD	57.50	USD	1,469	(17,160)
Unilever PLC	652	05/17/19	USD	57.50	USD	3,801	(118,990)
Union Pacific Corp.	104	05/17/19	USD	165.00	USD	1,739	(67,340)
UnitedHealth Group, Inc.	56	05/17/19	USD	260.00	USD	1,385	(19,740)
Verizon Communications, Inc.	1,236	05/17/19	USD	58.40	USD	7,308	(236,873)
Wells Fargo & Co.	739	05/17/19	USD	50.00	USD	3,571	(57,642)
Williams Cos., Inc.	445	05/17/19	USD	28.00	USD	1,278	(60,520)
Willis Towers Watson PLC	220	05/17/19	USD	180.00	USD	3,864	(69,850)
Johnson Controls International PLC	164	05/28/19	USD	36.90	USD	606	(22,204)
Novo Nordisk A/S — ADR	666	06/03/19	USD	52.50	USD	3,484	(129,043)
State Street Corp.	273	06/21/19	USD	70.00	USD	1,797	(41,769)

							$(18,191,550)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AstraZeneca PLC	Goldman Sachs International	101,900	04/03/19	GBP	62.20	GBP	6,245	$(47,122)
BAE Systems PLC	Bank of America N.A.	80,100	04/03/19	GBP	5.25	GBP	387	(2,367)
BP PLC	Goldman Sachs International	178,100	04/03/19	GBP	5.57	GBP	994	(14,090)
Bayer AG, Registered Shares	UBS AG	14,100	04/03/19	EUR	67.52	EUR	809	(49)
CRH PLC	Goldman Sachs International	45,000	04/03/19	GBP	23.97	GBP	1,071	(14,243)
Diageo PLC	UBS AG	2,500	04/03/19	GBP	30.83	GBP	79	(2,120)
Koninklijke Philips NV	Morgan Stanley & Co. International PLC	122,300	04/03/19	EUR	35.31	EUR	4,454	(161,067)
Baker Hughes a GE Co.	Deutsche Bank AG	45,800	04/08/19	USD	25.50	USD	1,270	(106,034)
CRH PLC	Goldman Sachs International	45,000	04/09/19	GBP	24.06	GBP	1,071	(16,306)
BAE Systems PLC	Credit Suisse International	173,700	04/10/19	GBP	4.84	GBP	839	(27,750)
BP PLC	Goldman Sachs International	790,000	04/10/19	GBP	5.46	GBP	4,408	(156,477)
BP PLC	Goldman Sachs International	125,000	04/10/19	GBP	5.40	GBP	698	(32,650)
Diageo PLC	Goldman Sachs International	52,500	04/10/19	GBP	30.30	GBP	1,650	(81,332)
Koninklijke Philips NV	Goldman Sachs International	223,000	04/10/19	EUR	36.69	EUR	8,122	(100,344)
Koninklijke Philips NV	Morgan Stanley & Co. International PLC	25,000	04/10/19	EUR	35.46	EUR	911	(33,747)
Nestle SA, Registered Shares	Goldman Sachs International	42,000	04/10/19	CHF	92.66	CHF	3,988	(110,693)
Constellation Software, Inc.	Morgan Stanley & Co. International PLC	3,500	04/15/19	CAD	1,224.67	CAD	—	(23,135)
AstraZeneca PLC	Goldman Sachs International	164,400	04/17/19	GBP	64.59	GBP	10,076	(59,864)
Nestle SA, Registered Shares	Goldman Sachs International	53,200	04/17/19	CHF	91.96	CHF	5,051	(165,713)
Constellation Software, Inc.	Morgan Stanley & Co. International PLC	3,500	04/22/19	CAD	1,224.67	CAD	—	(36,273)
BP PLC	Credit Suisse International	1,336,000	04/23/19	GBP	5.49	GBP	7,455	(291,506)
Diageo PLC	Goldman Sachs International	15,400	04/23/19	GBP	30.31	GBP	484	(25,640)
Nestle SA, Registered Shares	Goldman Sachs International	52,300	04/23/19	CHF	94.66	CHF	4,966	(23,093)
Diageo PLC	Morgan Stanley & Co. International PLC	99,000	04/24/19	GBP	30.66	GBP	3,111	(129,047)
CRH PLC	Goldman Sachs International	25,500	04/25/19	GBP	24.27	GBP	607	(16,721)
CRH PLC	Goldman Sachs International	36,900	05/01/19	GBP	23.46	GBP	878	(47,346)
CRH PLC	Goldman Sachs International	72,500	05/07/19	GBP	24.35	GBP	1,725	(57,452)

10

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Equity Dividend Trust (BDJ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Siemens AG, Registered Shares	UBS AG	66,200	05/07/19	EUR	98.58	EUR	6,347	$(106,899)
BP PLC	Goldman Sachs International	1,347,100	05/08/19	GBP	5.57	GBP	7,517	(275,944)
Diageo PLC	Morgan Stanley & Co. International PLC	17,200	05/08/19	GBP	31.46	GBP	540	(14,257)
Koninklijke Philips NV	Morgan Stanley & Co. International PLC	25,000	05/09/19	EUR	37.20	EUR	911	(19,050)
Diageo PLC	Morgan Stanley & Co. International PLC	48,200	05/14/19	GBP	31.63	GBP	1,514	(35,067)
BAE Systems PLC	UBS AG	91,200	05/15/19	GBP	4.95	GBP	440	(7,425)
Koninklijke Philips NV	Morgan Stanley & Co. International PLC	184,500	05/15/19	EUR	36.28	EUR	6,719	(171,768)
Nestle SA, Registered Shares	UBS AG	800	05/15/19	CHF	94.72	CHF	76	(835)
BAE Systems PLC	Credit Suisse International	640,200	05/22/19	GBP	4.63	GBP	3,092	(194,922)

								$(2,608,348)

Fair Value Hierarchy as of Period End

• Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Equity Dividend Trust (BDJ)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$19,543,149	$10,677,688	$—	$30,220,837
Banks	243,948,444	—	—	243,948,444
Beverages	30,550,534	14,787,956	—	45,338,490
Building Products	22,486,428	—	—	22,486,428
Capital Markets	66,195,575	—	—	66,195,575
Chemicals	28,061,584	—	—	28,061,584
Communications Equipment	20,387,580	—	—	20,387,580
Construction Materials	—	12,015,800	—	12,015,800
Containers & Packaging	5,407,575	—	—	5,407,575
Diversified Financial Services	14,613,221	—	—	14,613,221
Diversified Telecommunication Services	88,058,941	—	—	88,058,941
Electric Utilities	42,217,709	—	—	42,217,709
Energy Equipment & Services	9,022,860	—	—	9,022,860
Food Products	27,261,745	24,383,961	—	51,645,706
Health Care Equipment & Supplies	38,035,008	40,848,931	—	78,883,939
Health Care Providers & Services	103,883,651	—	—	103,883,651
Household Durables	8,140,785	—	—	8,140,785
Household Products	17,805,036	—	—	17,805,036
IT Services	26,313,043	—	—	26,313,043
Industrial Conglomerates	28,617,518	12,281,352	—	40,898,870
Insurance	150,370,462	—	—	150,370,462
Leisure Products	4,705,948	—	—	4,705,948
Machinery	5,849,504	—	—	5,849,504
Media	31,092,646	—	—	31,092,646
Multi-Utilities	13,928,377	—	—	13,928,377
Multiline Retail	19,299,996	—	—	19,299,996
Oil, Gas & Consumable Fuels	141,764,323	47,277,855	—	189,042,178
Personal Products	12,968,359	—	—	12,968,359
Pharmaceuticals	93,906,855	45,260,131	—	139,166,986
Road & Rail	9,032,144	—	—	9,032,144
Semiconductors & Semiconductor Equipment	44,253,510	—	—	44,253,510
Software	109,035,747	—	—	109,035,747
Specialty Retail	14,279,267	—	—	14,279,267
Technology Hardware, Storage & Peripherals	12,695,688	28,652,760	—	41,348,448
Tobacco	28,570,851	—	—	28,570,851
Short-Term Securities	11,212,608	—	—	11,212,608

	$1,543,516,671	$236,186,434	$—	$1,779,703,105

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(12,847,267)	$(7,952,631)	$—	$(20,799,898)

(a)	Derivative financial instruments are options written which are shown at value.

During the period ended March 31, 2019, there were no transfers between levels.

12